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                                           December 26, 1996





Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

     Re:  Hilliard-Lyons Government Fund, Inc.
          1933 Act Registration 2-68290

Ladies and Gentlemen:

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Hilliard-Lyons Government Fund, Inc. (the "Fund") certifies that:

     a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Fund's registration statement on Form N-1A; and

     b. the text of the most recent post-effective amendment to the Fund's registration statement was filed with the Commission electronically on December 20, 1996.


                                            Very truly yours,

                                            HILLIARD-LYONS GOVERNMENT FUND, INC.